CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS? EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at the beginning at Jul. 29, 2019	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 29, 2019	0
Change in value of ordinary shares subject to possible redemption	$ (1,322)	(132,216,368)	0	(132,217,690)
Change in value of ordinary shares subject to possible redemption (in shares)	(13,221,769)
Net loss	$ 0	0	(378,919)	(378,919)
Balance at the end at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the end (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Net loss				$ 1,291,894
Balance at the end at Mar. 31, 2020				5,000,005
Balance at the beginning at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Ordinary shares subject to redemption		9,900	0	$ 9,900
Ordinary shares subject to redemption (in Shares)	990
Net loss			(9,894)	(9,894)
Balance at the end at Jun. 30, 2020	$ 418	5,388,402	(388,813)	5,000,007
Balance at the end (in shares) at Jun. 30, 2020	4,179,221
Balance at the beginning at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Net loss				$ (234,600)
Balance at the end at Sep. 30, 2020				5,000,001
Balance at the beginning at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Change in value of ordinary shares subject to possible redemption (in shares)	153,120
Net loss	$ 0	0	(1,531,192)	$ (1,531,192)
Balance at the end at Dec. 31, 2020	$ 433	6,909,687	(1,910,111)	$ 5,000,009
Balance at the end (in shares) at Dec. 31, 2020	4,331,351			4,331,351
Balance at the beginning at Mar. 31, 2020				$ 5,000,005
Net loss				(1,301,788)
Balance at the end at Jun. 30, 2020	$ 418	5,388,402	(388,813)	5,000,007
Balance at the end (in shares) at Jun. 30, 2020	4,179,221
Net loss				(224,706)
Balance at the end at Sep. 30, 2020				5,000,001
Balance at the beginning at Dec. 31, 2020	$ 433	6,909,687	(1,910,111)	$ 5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	4,331,351			4,331,351
Change in value of ordinary shares subject to possible redemption	$ (73)	(6,909,687)	(403,750)	$ (7,313,510)
Change in value of ordinary shares subject to possible redemption (in shares)	(731,351)
Ordinary shares subject to redemption				138,000,000
Net loss	$ 0	0	(11,284,061)	(11,284,061)
Balance at the end at Jun. 30, 2021	$ 360	$ 0	$ (13,597,922)	$ (13,597,562)
Balance at the end (in shares) at Jun. 30, 2021	3,600,000			3,600,000